Segmented information (Details) - USD ($)		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segmented information
Revenues		$ 2,100,770	$ 568,521	$ 585,584
Gross Profit		(2,233,911)	(130,934)	98,041
Operating expenses		58,561,663	27,079,553	20,707,307
Current income tax recovery		850	(404)	1,600
Income tax/(recovery)			(32,148)	(80,725)
Net (loss)/income		(41,326,835)	(63,046,905)	(23,212,698)
FX translation	$ (14,539,226)	(9,758)	(4,447,387)	(597,464)
Comprehensive (loss)/income		(41,326,248)	(58,832,999)	(22,314,225)
Inventory		3,580,450	609,094
Plant and equipment		10,123,887	9,290,308
Electric Vehicles
Segmented information
Revenues		1,174,310
Gross Profit		(2,334,898)
Operating expenses		(58,294,978)	(26,837,127)	(20,341,597)
Other items		19,136,745	(36,062,460)	(2,666,853)
Current income tax recovery		(850)	(725)	(1,600)
Net (loss)/income		(41,493,981)	(62,900,312)	(23,010,050)
FX translation		587	4,213,906	898,473
Comprehensive (loss)/income		(41,493,394)	(58,686,406)	(22,111,577)
Inventory		3,243,267	305,443
Plant and equipment		9,891,685	9,014,777
Custom Built Vehicles
Segmented information
Revenues		926,460	568,521	585,584
Gross Profit		100,987	(130,934)	98,041
Operating expenses		(266,685)	(242,426)	(365,710)
Other items		332,844	193,490	(15,704)
Current income tax recovery			1,129
Deferred income tax recovery			32,148	80,725
Net (loss)/income		167,146	(146,593)	(202,648)
Comprehensive (loss)/income		167,146	(146,593)	$ (202,648)
Inventory		337,183	303,651
Plant and equipment		$ 232,202	$ 275,531